LoCorr Strategic Allocation Fund
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 47.8%		Shares		Value
Advertising - 0.1%
Interpublic Group of Cos., Inc.		399		$11,136
Omnicom Group, Inc.		132		10,762
Trade Desk, Inc. - Class A (a)		236		11,566
				33,464

Aerospace & Defense - 1.0%
Boeing Co. (a)		260		56,116
General Dynamics Corp.		124		42,284
General Electric Co.		418		125,743
Howmet Aerospace, Inc.		140		27,472
L3Harris Technologies, Inc.		65		19,852
Lockheed Martin Corp.		97		48,423
Northrop Grumman Corp.		65		39,606
RTX Corp.		563		94,207
TransDigm Group, Inc.		17		22,406
				476,109

Agriculture - 0.3%
Altria Group, Inc.		722		47,695
Archer-Daniels-Midland Co.		241		14,397
Philip Morris International, Inc.		484		78,505
				140,597

Airlines - 0.1%
Delta Air Lines, Inc.		333		18,898
United Airlines Holdings, Inc. (a)		116		11,194
				30,092

Apparel - 0.1%
Deckers Outdoor Corp. (a)		95		9,630
NIKE, Inc. - Class B		542		37,794
				47,424

Auto Manufacturers - 1.2%
Cummins, Inc.		70		29,566
Ford Motor Co.		2,417		28,907
General Motors Co.		380		23,169
PACCAR, Inc.		155		15,240
Tesla Motors, Inc. (a)		1,096		487,413
				584,295

Banks - 2.2%
Bank of America Corp.		2,715		140,067
Bank of New York Mellon Corp.		290		31,598
Citigroup, Inc.		790		80,185
Fifth Third Bancorp		649		28,913
Goldman Sachs Group, Inc.		116		92,377
Huntington Bancshares, Inc./OH		543		9,378
JPMorgan Chase & Co.		1,117		352,335
M&T Bank Corp.		73		14,426
Morgan Stanley		446		70,896
Northern Trust Corp.		75		10,095
PNC Financial Services Group, Inc.		212		42,597
State Street Corp.		89		10,325
Truist Financial Corp.		240		10,973
US Bancorp		543		26,243
Wells Fargo & Co.		1,304		109,301
				1,029,709

Beverages - 0.5%
Brown-Forman Corp. - Class B		331		8,963
Coca-Cola Co.		1,883		124,881
Monster Beverage Corp. (a)		244		16,424
PepsiCo, Inc.		675		94,797
				245,065

Biotechnology - 0.4%
Amgen, Inc.		219		61,802
Corteva, Inc.		234		15,825
Gilead Sciences, Inc.		484		53,724
Moderna, Inc. (a)		448		11,572
Regeneron Pharmaceuticals, Inc.		49		27,551
				170,474

Building Materials - 0.3%
Builders FirstSource, Inc. (a)		89		10,791
Johnson Controls International PLC		286		31,446
Lennox International, Inc.		20		10,587
Martin Marietta Materials, Inc.		25		15,757
Trane Technologies PLC		91		38,398
Vulcan Materials Co.		40		12,305
				119,284

Chemicals - 0.5%
Air Products and Chemicals, Inc.		114		31,090
Albemarle Corp.		117		9,487
CF Industries Holdings, Inc.		86		7,714
DuPont de Nemours, Inc.		149		11,607
Ecolab, Inc.		84		23,004
International Flavors & Fragrances, Inc.		276		16,985
Linde PLC		224		106,400
Sherwin-Williams Co.		77		26,662
				232,949

Commercial Services - 0.7%
Automatic Data Processing, Inc.		228		66,918
Block, Inc. (a)		244		17,634
Cintas Corp.		200		41,052
Equifax, Inc.		57		14,622
Global Payments, Inc.		222		18,444
Moody's Corp.		80		38,118
PayPal Holdings, Inc. (a)		225		15,088
Quanta Services, Inc.		64		26,523
Rollins, Inc.		171		10,045
S&P Global, Inc.		128		62,299
United Rentals, Inc.		18		17,184
				327,927

Computers - 4.0%
Accenture PLC - Class A		222		54,745
Apple, Inc.		5,907		1,504,100
Crowdstrike Holdings, Inc. - Class A (a)		72		35,307
Dell Technologies, Inc. - Class C		142		20,131
Fortinet, Inc. (a)		264		22,197
Gartner, Inc. (a)		113		29,704
Hewlett Packard Enterprise Co.		459		11,273
HP, Inc.		726		19,769
International Business Machines Corp.		384		108,350
NetApp, Inc.		168		19,901
Seagate Technology Holdings PLC		59		13,928
Super Micro Computer, Inc. (a)		232		11,122
Western Digital Corp.		103		12,366
				1,862,893

Cosmetics & Personal Care - 0.3%
Estee Lauder Cos., Inc. - Class A		278		24,497
Procter & Gamble Co.		613		94,188
				118,685

Distribution & Wholesale - 0.1%
Fastenal Co.		358		17,556
WW Grainger, Inc.		16		15,248
				32,804

Diversified Financial Services - 1.9%
American Express Co.		265		88,022
Ameriprise Financial, Inc.		26		12,773
Apollo Global Management, Inc.		158		21,057
Blackrock, Inc.		56		65,289
Capital One Financial Corp.		280		59,522
Cboe Global Markets, Inc.		40		9,810
Charles Schwab Corp.		706		67,402
CME Group, Inc.		155		41,879
Coinbase Global, Inc. - Class A (a)		100		33,749
Intercontinental Exchange, Inc.		90		15,163
Invesco Ltd.		1,099		25,211
Mastercard, Inc. - Class A		328		186,570
Nasdaq, Inc.		329		29,100
Raymond James Financial, Inc.		53		9,148
Synchrony Financial		143		10,160
Visa, Inc. - Class A		642		219,166
				894,021

Electric - 1.1%
AES Corp.		794		10,449
Alliant Energy Corp.		55		3,708
Ameren Corp.		69		7,202
American Electric Power Co., Inc.		227		25,538
CenterPoint Energy, Inc.		209		8,109
Consolidated Edison, Inc.		217		21,813
Constellation Energy Corp.		128		42,121
Dominion Energy, Inc.		345		21,104
DTE Energy Co.		59		8,344
Duke Energy Corp.		373		46,159
Edison International		187		10,337
Entergy Corp.		165		15,376
Eversource Energy		258		18,354
Exelon Corp.		487		21,920
FirstEnergy Corp.		214		9,805
NextEra Energy, Inc.		929		70,130
NRG Energy, Inc.		86		13,928
PG&E Corp.		735		11,084
PPL Corp.		194		7,209
Public Service Enterprise Group, Inc.		274		22,868
Sempra		168		15,117
Southern Co.		677		64,159
Vistra Energy Corp.		103		20,180
WEC Energy Group, Inc.		103		11,803
Xcel Energy, Inc.		136		10,968
				517,785

Electrical Components & Equipment - 0.2%
AMETEK, Inc.		90		16,920
Eaton Corp. PLC		169		63,248
Emerson Electric Co.		273		35,812
				115,980

Electronics - 0.5%
Amphenol Corp. - Class A		502		62,122
Garmin Ltd.		90		22,160
Honeywell International, Inc.		304		63,992
Hubbell, Inc.		22		9,467
Jabil, Inc.		41		8,904
Keysight Technologies, Inc. (a)		64		11,195
Mettler-Toledo International, Inc. (a)		20		24,552
TE Connectivity PLC		74		16,245
Trimble, Inc. (a)		312		25,475
				244,112

Energy-Alternate Sources - 0.0%(b)
First Solar, Inc. (a)		52		11,468

Engineering & Construction - 0.0%(b)
Jacobs Solutions, Inc.		69		10,340

Entertainment - 0.0%(b)
Live Nation Entertainment, Inc. (a)		57		9,314

Environmental Control - 0.2%
Pentair PLC		140		15,506
Republic Services, Inc.		168		38,553
Veralto Corp.		93		9,915
Waste Management, Inc.		241		53,220
				117,194

Food - 0.3%
General Mills, Inc.		456		22,992
Hershey Co.		142		26,561
Kellanova		141		11,565
Kraft Heinz Co.		412		10,728
Kroger Co.		204		13,752
Mondelez International, Inc. - Class A		556		34,733
Sysco Corp.		168		13,833
				134,164

Forest Products & Paper - 0.0%(b)
International Paper Co.		212		9,837

Gas - 0.0%(b)
Atmos Energy Corp.		126		21,515

Healthcare-Products - 1.3%
Abbott Laboratories		861		115,322
Agilent Technologies, Inc.		134		17,199
Baxter International, Inc.		477		10,861
Bio-Techne Corp.		203		11,293
Boston Scientific Corp. (a)		353		34,463
Cooper Cos., Inc. (a)		194		13,301
Danaher Corp.		241		47,781
Edwards Lifesciences Corp. (a)		222		17,265
GE HealthCare Technologies, Inc.		153		11,490
IDEXX Laboratories, Inc. (a)		30		19,167
Insulet Corp. (a)		32		9,879
Intuitive Surgical, Inc. (a)		97		43,381
Medtronic PLC		615		58,573
ResMed, Inc.		57		15,603
STERIS PLC		42		10,392
Stryker Corp.		153		56,560
Thermo Fisher Scientific, Inc.		163		79,058
Waters Corp. (a)		64		19,188
West Pharmaceutical Services, Inc.		74		19,412
				610,188

Healthcare-Services - 0.6%
Centene Corp. (a)		449		16,020
Charles River Laboratories International, Inc. (a)		72		11,265
Cigna Group		105		30,266
Elevance Health, Inc.		156		50,407
HCA Healthcare, Inc.		88		37,506
Humana, Inc.		64		16,651
Labcorp Holdings, Inc.		39		11,195
Molina Healthcare, Inc. (a)		66		12,630
UnitedHealth Group, Inc.		218		75,276
Universal Health Services, Inc. - Class B		60		12,266
				273,482

Home Builders - 0.1%
DR Horton, Inc.		78		13,219
NVR, Inc. (a)		1		8,035
PulteGroup, Inc.		203		26,822
				48,076

Household Products/Wares - 0.2%
Church & Dwight Co., Inc.		301		26,377
Clorox Co.		168		20,714
Kimberly-Clark Corp.		300		37,302
				84,393

Insurance - 1.7%
Aflac, Inc.		141		15,750
Allstate Corp.		82		17,601
American International Group, Inc.		153		12,017
Aon PLC - Class A		24		8,558
Arch Capital Group Ltd.		112		10,162
Arthur J Gallagher & Co.		74		22,921
Assurant, Inc.		51		11,047
Berkshire Hathaway, Inc. - Class B (a)		730		367,000
Brown & Brown, Inc.		309		28,981
Chubb Ltd.		205		57,861
Cincinnati Financial Corp.		68		10,751
Everest Group Ltd.		47		16,461
Hartford Insurance Group, Inc.		250		33,347
Loews Corp.		146		14,657
MetLife, Inc.		255		21,004
Principal Financial Group, Inc.		160		13,265
Progressive Corp.		244		60,256
Prudential Financial, Inc.		127		13,175
Travelers Cos., Inc.		105		29,318
W R Berkley Corp.		56		4,291
Willis Towers Watson PLC		55		19,000
				787,423

Internet - 6.8%
Airbnb, Inc. - Class A (a)		236		28,655
Alphabet, Inc. - Class A		2,252		547,461
Alphabet, Inc. - Class C		1,896		461,771
Amazon.com, Inc. (a)		3,876		851,053
AppLovin Corp. - Class A (a)		96		68,980
Booking Holdings, Inc.		14		75,590
DoorDash, Inc. - Class A (a)		180		48,958
EBAY, Inc.		252		22,919
Expedia Group, Inc.		56		11,970
Gen Digital, Inc.		274		7,779
GoDaddy, Inc. - Class A (a)		68		9,304
Match Group, Inc.		267		9,430
Meta Platforms, Inc. - Class A		845		620,551
Netflix, Inc. (a)		175		209,811
Palo Alto Networks, Inc. (a)		275		55,996
Robinhood Markets, Inc. - Class A (a)		276		39,518
Uber Technologies, Inc. (a)		834		81,707
VeriSign, Inc.		82		22,925
				3,174,378

Iron & Steel - 0.1%
Nucor Corp.		189		25,596

Leisure Time - 0.1%
Carnival Corp. (a)		354		10,234
Royal Caribbean Cruises Ltd.		100		32,358
				42,592

Lodging - 0.1%
Hilton Worldwide Holdings, Inc.		52		13,491
Las Vegas Sands Corp.		217		11,673
Marriott International, Inc./MD - Class A		110		28,648
				53,812

Machinery-Construction & Mining - 0.4%
Caterpillar, Inc.		209		99,724
GE Vernova, Inc.		109		67,024
				166,748

Machinery-Diversified - 0.3%
Deere & Co.		106		48,470
IDEX Corp.		104		16,927
Nordson Corporation		58		13,163
Otis Worldwide Corp.		122		11,154
Rockwell Automation, Inc.		45		15,729
Wabtec Corp.		54		10,825
Xylem, Inc./NY		103		15,193
				131,461

Media - 0.4%
Charter Communications, Inc. - Class A (a)		50		13,755
Comcast Corp. - Class A		979		30,760
Fox Corp. - Class A		52		3,279
News Corp. - Class B		650		22,458
Walt Disney Co.		718		82,211
Warner Bros Discovery, Inc. (a)		974		19,022
				171,485

Mining - 0.1%
Freeport-McMoRan, Inc.		574		22,512
Newmont Corp.		486		40,975
				63,487

Miscellaneous Manufacturing - 0.4%
3M Co.		210		32,588
A O Smith Corp.		143		10,498
Axon Enterprise, Inc. (a)		36		25,835
Illinois Tool Works, Inc.		180		46,937
Parker-Hannifin Corp.		63		47,763
Textron, Inc.		140		11,828
				175,449

Oil & Gas - 1.2%
APA Corp.		511		12,407
Chevron Corp.		860		133,549
ConocoPhillips		400		37,836
Devon Energy Corp.		334		11,710
Diamondback Energy, Inc.		135		19,319
EOG Resources, Inc.		140		15,697
EQT Corp.		306		16,656
Exxon Mobil Corp.		1,741		196,298
Marathon Petroleum Corp.		200		38,548
Occidental Petroleum Corp.		305		14,411
Phillips 66		315		42,846
Valero Energy Corp.		77		13,110
				552,387

Oil & Gas Services - 0.1%
Halliburton Co.		1,177		28,954
Schlumberger NV		759		26,087
				55,041

Packaging & Containers - 0.1%
Amcor PLC		1,318		10,781
Smurfit WestRock PLC		370		15,751
				26,532

Pharmaceuticals - 2.1%
AbbVie, Inc.		743		172,034
Becton Dickinson & Co.		146		27,327
Bristol-Myers Squibb Co.		1,256		56,646
Cardinal Health, Inc.		96		15,068
Cencora, Inc.		98		30,628
CVS Health Corp.		509		38,373
Dexcom, Inc. (a)		213		14,333
Eli Lilly & Co.		280		213,640
Henry Schein, Inc. (a)		155		10,287
Johnson & Johnson		1,087		201,551
McKesson Corp.		39		30,129
Merck & Co., Inc.		692		58,080
Pfizer, Inc.		1,618		41,227
Viatris, Inc.		1,162		11,504
Zoetis, Inc.		280		40,970
				961,797

Pipelines - 0.1%
Kinder Morgan, Inc.		1,149		32,528
Williams Cos., Inc.		238		15,078
				47,606

Private Equity - 0.2%
Blackstone, Inc.		309		52,793
KKR & Co., Inc.		338		43,923
				96,716

Real Estate - 0.1%
CBRE Group, Inc. - Class A (a)		216		34,033
CoStar Group, Inc. (a)		343		28,939
				62,972

Retail - 2.1%
AutoZone, Inc. (a)		9		38,612
Chipotle Mexican Grill, Inc. (a)		552		21,633
Costco Wholesale Corp.		194		179,572
Darden Restaurants, Inc.		51		9,708
Dollar General Corp.		107		11,059
Dollar Tree, Inc. (a)		122		11,513
Home Depot, Inc.		386		156,403
Lowe's Cos., Inc.		294		73,885
Lululemon Athletica, Inc. (a)		63		11,210
McDonald's Corp.		246		74,757
O'Reilly Automotive, Inc. (a)		185		19,945
Ross Stores, Inc.		88		13,410
Starbucks Corp.		552		46,699
TJX Cos., Inc.		472		68,223
Ulta Beauty, Inc. (a)		33		18,043
Walmart, Inc.		1,802		185,714
Williams-Sonoma, Inc.		118		23,063
Yum! Brands, Inc.		114		17,328
				980,777

Semiconductors - 6.6%
Advanced Micro Devices, Inc. (a)		640		103,546
Analog Devices, Inc.		161		39,558
Applied Materials, Inc.		341		69,816
Broadcom, Inc.		1,874		618,251
Intel Corp.		1,535		51,499
KLA Corp.		55		59,323
Lam Research Corp.		490		65,611
Microchip Technology, Inc.		420		26,973
Micron Technology, Inc.		503		84,162
Monolithic Power Systems, Inc.		38		34,984
NVIDIA Corp.		9,773		1,823,446
NXP Semiconductors NV		88		20,040
ON Semiconductor Corp. (a)		457		22,535
QUALCOMM, Inc.		199		33,106
Texas Instruments, Inc.		306		56,221
				3,109,071

Software - 5.3%
Adobe, Inc. (a)		146		51,502
Autodesk, Inc. (a)		35		11,118
Broadridge Financial Solutions, Inc.		56		13,338
Cadence Design Systems, Inc. (a)		139		48,825
Datadog, Inc. - Class A (a)		183		26,059
Electronic Arts, Inc.		159		32,070
Fair Isaac Corp. (a)		17		25,441
Fiserv, Inc. (a)		186		23,981
Intuit, Inc.		107		73,071
Microsoft Corp.		2,977		1,541,937
MSCI, Inc.		44		24,966
Oracle Corp.		681		191,524
Palantir Technologies, Inc. - Class A (a)		849		154,875
Salesforce, Inc.		293		69,441
ServiceNow, Inc. (a)		92		84,666
Synopsys, Inc. (a)		90		44,405
Take-Two Interactive Software, Inc. (a)		115		29,711
Tyler Technologies, Inc. (a)		24		12,556
Workday, Inc. - Class A (a)		172		41,406
				2,500,892

Telecommunications - 0.9%
Arista Networks, Inc. (a)		501		73,001
AT&T, Inc.		3,279		92,599
Cisco Systems, Inc.		1,653		113,098
Corning, Inc.		151		12,387
Motorola Solutions, Inc.		53		24,236
T-Mobile US, Inc.		146		34,949
Verizon Communications, Inc.		1,497		65,793
				416,063

Transportation - 0.4%
C.H. Robinson Worldwide, Inc.		109		14,432
CSX Corp.		776		27,556
Expeditors International of Washington, Inc.		209		25,621
FedEx Corp.		123		29,005
Norfolk Southern Corp.		100		30,041
Union Pacific Corp.		258		60,983
				187,638

Water - 0.0%(b)
American Water Works Co., Inc.		81		11,274
TOTAL COMMON STOCKS (Cost $19,174,283)				22,354,837

REITS - COMMON - 0.8%		Shares		Value
Alexandria Real Estate Equities, Inc.		286		23,835
American Tower Corp.		99		19,040
Crown Castle, Inc.		215		20,745
Digital Realty Trust, Inc.		96		16,596
Equinix, Inc.		36		28,197
Equity Residential		160		10,357
Essex Property Trust, Inc.		68		18,201
Extra Space Storage, Inc.		79		11,134
Host Hotels & Resorts, Inc.		527		8,970
Invitation Homes, Inc.		366		10,735
Iron Mountain, Inc.		130		13,252
Prologis, Inc.		548		62,757
Public Storage		76		21,953
Realty Income Corp.		466		28,328
Simon Property Group, Inc.		123		23,083
VICI Properties, Inc.		351		11,446
Welltower, Inc.		290		51,661
TOTAL REITS - COMMON (Cost $352,996)				380,290

TOTAL INVESTMENTS - 48.6% (Cost $19,527,279)				$22,735,127
Money Market Deposit Account - 41.4% (c)(d)				19,374,330
Other Assets in Excess of Liabilities - 10.0%(e)			0.10047	4,703,526
TOTAL NET ASSETS - 100.0%	0.0%	0.0%		$46,812,983
two				–%
Percentages are stated as a percent of net assets.				–%

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

(d)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $44,043.
(e)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $4,108,542.

LoCorr Strategic Allocation Fund
Consolidated Schedule of Futures Contracts
September 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	4	12/19/2025	$460,312	$(4,254)
3 Month Euribor	6	03/16/2026	1,726,035	(1,794)
3 Month Euribor	7	06/15/2026	2,014,118	(3,761)
3 Month Euribor	6	06/14/2027	1,723,305	(708)
3 Month Euribor	1	06/19/2028	286,557	278
3-Month Secured Overnight Financing Rate	16	09/15/2026	3,868,600	(823)
3-Month Secured Overnight Financing Rate	5	03/16/2027	1,211,313	(2,663)
3-Month Secured Overnight Financing Rate	4	06/15/2027	969,150	(1,550)
3-Month Secured Overnight Financing Rate	8	03/14/2028	1,936,400	(2,701)
3-Month Secured Overnight Financing Rate	1	06/20/2028	241,925	(150)
Aluminum - 90 day settlement(a)	2	10/15/2025	134,078	3,618
Aluminum - 90 day settlement(a)	1	10/17/2025	67,026	996
Aluminum - 90 day settlement(a)	1	10/20/2025	67,020	840
Aluminum - 90 day settlement(a)	1	10/21/2025	67,014	846
Aluminum - 90 day settlement(a)	2	10/22/2025	134,028	1,481
Aluminum - 90 day settlement(a)	7	11/18/2025	468,855	19,518
Aluminum - 90 day settlement(a)	1	11/26/2025	66,999	1,706
Aluminum - 90 day settlement(a)	7	12/22/2025	468,808	4,334
Arabica Coffee	2	12/18/2025	281,138	4,741
Arabica Coffee	1	03/19/2026	134,606	5,004
Australian Government 10 Year Bonds	11	12/15/2025	825,052	(3,641)
Australian Government 3 Year Bonds	11	12/15/2025	777,661	(2,962)
Australian 90 Day Bank Bills	1	09/10/2026	656,213	(338)
Australian Dollar	25	12/15/2025	1,655,500	(1,669)
BOVESPA Index	40	10/15/2025	221,182	(4)
Brent Crude Oil	3	10/31/2025	198,090	(6,350)
Brent Crude Oil	1	10/31/2025	66,030	(450)
Brent Crude Oil	1	11/28/2025	65,620	(1,161)
British Pound	16	12/15/2025	1,345,100	(10,970)
CAC40 10 Euro Index	2	10/17/2025	185,383	2,717
Canadian 10 Year Government Bonds	10	12/18/2025	879,931	140
Copper	2	12/29/2025	242,825	6,600
Copper - 90 day settlement(a)	1	10/06/2025	255,864	9,659
Copper - 90 day settlement(a)	1	10/22/2025	256,230	7,929
Copper - 90 day settlement(a)	1	11/17/2025	256,451	11,465
Copper - 90 day settlement(a)	1	11/18/2025	256,388	13,935
Copper - 90 day settlement(a)	1	11/19/2025	256,426	11,796
Copper - 90 day settlement(a)	1	12/03/2025	256,617	6,650
Copper - 90 day settlement(a)	1	12/05/2025	256,698	8,831
Copper - 90 day settlement(a)	2	12/12/2025	513,546	(51)
Copper - 90 day settlement(a)	1	12/16/2025	256,661	137
Copper - 90 day settlement(a)	1	12/17/2025	256,563	7,196
Copper - 90 day settlement(a)	1	12/18/2025	256,637	6,220
Copper - 90 day settlement(a)	1	12/22/2025	256,637	(755)
Crude Oil	4	10/21/2025	249,480	(14,092)
Crude Oil	3	11/20/2025	185,880	(4,515)
Crude Oil	5	12/19/2025	308,400	(7,418)
Crude Oil	1	01/20/2026	61,480	(1,662)
Crude Palm Oil	3	12/15/2025	77,557	(3,180)
Crude Palm Oil	2	01/15/2026	51,990	(2,072)
Dow Jones Industrial Average Index	3	12/19/2025	700,335	5,085
Euro	1	12/15/2025	14,740	(72)
Euro	11	12/15/2025	1,621,400	(4,188)
Euro STOXX 50 Quanto Index	25	12/19/2025	1,626,358	23,775
Euro STOXX Banks Index	7	12/19/2025	95,539	1,742
Euro/Pound Sterling Cross Currency Rate	1	12/15/2025	147,376	746
Euro-BTP Italian Government Bonds	7	12/08/2025	984,890	(1,904)
Euro-Bund	2	12/08/2025	301,896	1,687
Feeder Cattle	3	11/20/2025	539,025	6,893
Frozen Concentrated Orange Juice	1	11/07/2025	36,533	635
FTSE 100 Index	24	12/19/2025	3,036,514	33,484
FTSE Bursa Malaysia KLCI Index	1	10/31/2025	19,164	(26)
FTSE China A50 Index	13	10/30/2025	196,495	(528)
FTSE MIB Index	2	12/19/2025	99,780	1,161
FTSE/JSE Top 40 Index	3	12/18/2025	177,457	6,386
FTSE/MIB Index	2	12/19/2025	498,902	5,618
German Stock Index	1	12/19/2025	704,755	5,679
Gold	5	12/29/2025	1,936,600	144,100
Hang Seng China Enterprises Index	13	10/30/2025	799,851	11,250
Hang Seng China Enterprises Index	1	10/30/2025	12,305	250
Hang Seng Index	3	10/30/2025	103,748	1,624
Hang Seng Index	5	10/30/2025	864,565	12,150
IBEX 35 Composite Index	1	10/17/2025	18,207	315
IBEX 35 Index	3	10/17/2025	546,220	10,379
ICE European Climate Exchange Emissions	1	12/15/2025	88,899	3,764
KOSPI 200 Index	1	12/11/2025	84,789	(108)
Lead - 90 day settlement(a)	2	10/01/2025	97,331	(2,157)
Lead - 90 day settlement(a)	1	10/06/2025	48,731	(310)
Lead - 90 day settlement(a)	1	10/07/2025	48,744	(2,448)
Lead - 90 day settlement(a)	1	10/10/2025	48,809	(251)
Lead - 90 day settlement(a)	1	10/15/2025	48,822	(250)
Lead - 90 day settlement(a)	4	11/18/2025	197,119	(2,232)
Lead - 90 day settlement(a)	1	12/11/2025	49,512	(556)
Lead - 90 day settlement(a)	1	12/22/2025	49,603	(552)
Lean Hogs	1	12/12/2025	35,490	(772)
Lean Hogs	3	02/13/2026	108,360	2,173
Lean Hogs	2	04/15/2026	74,280	55
Live Cattle	3	12/31/2025	281,730	6,383
Live Cattle	4	02/27/2026	379,480	7,871
Live Cattle	1	04/30/2026	95,260	5,808
Live Cattle	1	06/30/2026	92,620	898
Low Sulphur Gas Oil	2	11/12/2025	137,400	1,998
Low Sulphur Gas Oil	1	12/11/2025	67,350	4,024
Low Sulphur Gas Oil	1	01/12/2026	66,475	674
Low Sulphur Gas Oil	2	02/12/2026	131,800	1,248
Mexican Peso	105	12/15/2025	2,841,300	40,709
MSCI EAFE Index	2	12/19/2025	278,530	(773)
MSCI Emerging Markets Index	5	12/19/2025	339,925	3,443
MSCI Singapore Index	3	10/30/2025	104,039	(81)
Nasdaq 100 Index	3	12/19/2025	1,494,105	14,316
Nickel - 90 day settlement(a)	1	10/07/2025	90,429	124
Nickel - 90 day settlement(a)	1	10/08/2025	90,445	(1,605)
Nickel - 90 day settlement(a)	1	10/22/2025	90,595	(1,590)
Nickel - 90 day settlement(a)	1	11/11/2025	90,858	(1,217)
Nickel - 90 day settlement(a)	2	11/12/2025	181,734	(906)
Nickel - 90 day settlement(a)	1	11/24/2025	90,984	139
Nickel - 90 day settlement(a)	1	11/27/2025	91,038	336
Nickel - 90 day settlement(a)	1	12/04/2025	91,141	336
Nickel - 90 day settlement(a)	3	12/11/2025	273,709	(4,376)
Nickel - 90 day settlement(a)	1	12/15/2025	91,263	336
Nickel - 90 day settlement(a)	1	12/16/2025	91,263	(392)
Nickel - 90 day settlement(a)	2	12/17/2025	182,555	672
Nickel - 90 day settlement(a)	1	12/22/2025	91,335	(1,190)
Nickel - 90 day settlement(a)	1	12/23/2025	91,401	348
Nifty 50 Index	2	10/28/2025	99,046	(1,146)
Nikkei 225 Index	2	12/11/2025	303,310	4,458
Nikkei 225 Index	32	12/11/2025	973,513	24,421
NY Harbor ULSD	1	10/31/2025	97,612	(1,896)
Platinum	1	01/28/2026	80,285	5,058
Reformulated Gasoline Blendstock	1	10/31/2025	80,737	(2,425)
Reformulated Gasoline Blendstock	2	01/30/2026	155,820	(4,224)
Russell 2000 Index	8	12/19/2025	982,200	6,840
S&P 500 Index	8	12/19/2025	2,695,500	23,488
Sao Paulo Stock Exchange Index(Bovespa)	10	10/15/2025	276,477	1,063
SGX FTSE Taiwan Index	4	10/30/2025	342,120	(2,347)
SGX TSI Iron Ore	17	11/28/2025	176,086	(2,457)
Short-term Euro-BTP	23	12/08/2025	2,914,593	37
Silver	4	12/29/2025	932,800	139,475
South Korean Won	2	10/20/2025	19,981	(4)
STOXX 600 Bank Spread Index	2	12/19/2025	36,566	219
STOXX Europe 600 Index	1	12/19/2025	28,729	663
STOXX Europe 600 Index	5	12/19/2025	164,221	865
Swiss Franc	7	12/15/2025	1,108,888	(6,113)
Tin - 90 day settlement(a)	1	10/03/2025	177,293	3,772
Tin - 90 day settlement(a)	2	10/22/2025	354,650	5,702
Tin - 90 day settlement(a)	2	11/10/2025	355,110	20,753
Tokyo Price Index	5	12/11/2025	106,197	1,130
TOPIX Index	3	12/11/2025	637,184	7,675
U.S. Treasury 10 Year Notes	7	12/19/2025	787,500	(5,470)
U.S. Treasury 2 Year Notes	17	12/31/2025	3,542,773	(4,044)
U.S. Treasury 5 Year Note	16	12/31/2025	1,747,125	(11,064)
U.S. Treasury Long Bonds	6	12/19/2025	699,562	249
Utilities Select Sector Index	1	12/19/2025	88,670	8
WTI Light Sweet Crude Oil	1	10/20/2025	62,370	(1,571)
WTI Light Sweet Crude Oil	1	12/18/2025	61,680	(1,571)
Zinc - 90 day settlement(a)	1	10/01/2025	75,318	6,963
Zinc - 90 day settlement(a)	1	10/02/2025	75,399	6,720
Zinc - 90 day settlement(a)	2	10/08/2025	149,886	9,510
Zinc - 90 day settlement(a)	1	10/15/2025	74,696	5,164
Zinc - 90 day settlement(a)	2	10/17/2025	149,242	7,495
Zinc - 90 day settlement(a)	2	10/22/2025	149,200	6,078
Zinc - 90 day settlement(a)	2	10/28/2025	149,299	10,233
Zinc - 90 day settlement(a)	1	10/29/2025	74,658	5,058
Zinc - 90 day settlement(a)	2	11/04/2025	149,326	10,804
Zinc - 90 day settlement(a)	2	11/05/2025	149,328	6,023
Zinc - 90 day settlement(a)	1	11/10/2025	74,597	3,505
Zinc - 90 day settlement(a)	1	11/12/2025	74,531	3,863
Zinc - 90 day settlement(a)	1	11/14/2025	74,464	4,865
Zinc - 90 day settlement(a)	2	11/18/2025	148,786	5,954
Zinc - 90 day settlement(a)	1	11/28/2025	74,359	3,354
Zinc - 90 day settlement(a)	1	12/02/2025	74,353	3,474
Zinc - 90 day settlement(a)	1	12/03/2025	74,347	2,292
Zinc - 90 day settlement(a)	1	12/09/2025	74,316	2,199
Zinc - 90 day settlement(a)	2	12/10/2025	148,607	1,235
Zinc - 90 day settlement(a)	1	12/16/2025	74,154	844
Zinc - 90 day settlement(a)	1	12/22/2025	73,994	365
				$704,615

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
1 Month Secured Overnight Financing Rate	(2)	02/27/2026	$803,273	$539
3 Month Euribor	(35)	09/14/2026	10,069,049	908
3 Month Euribor	(3)	12/14/2026	862,709	(222)
3 Month Euribor	(17)	03/15/2027	4,885,691	(1)
3 Month Euribor	(10)	03/13/2028	2,867,038	(602)
3-Month Secured Overnight Financing Rate	(2)	12/15/2026	484,250	(38)
Aluminum - 90 day settlement(a)	(2)	10/15/2025	134,078	(6,184)
Aluminum - 90 day settlement(a)	(1)	10/17/2025	67,026	(3,042)
Aluminum - 90 day settlement(a)	(1)	10/20/2025	67,020	(3,092)
Aluminum - 90 day settlement(a)	(1)	10/21/2025	67,014	(3,036)
Aluminum - 90 day settlement(a)	(2)	10/22/2025	134,028	(6,185)
Aluminum - 90 day settlement(a)	(7)	11/18/2025	468,855	(7,955)
Aluminum - 90 day settlement(a)	(1)	11/26/2025	66,999	(783)
Aluminum - 90 day settlement(a)	(2)	12/23/2025	134,020	(1,605)
Australian Dollar	(71)	12/15/2025	4,701,620	(5,121)
BMF US Dollar Fut Nov25	(40)	10/31/2025	2,014,967	(3,699)
Brent Crude Oil	(1)	12/30/2025	65,320	(201)
British Pound	(3)	12/15/2025	252,206	2,267
Canadian Canola Oil	(5)	11/14/2025	43,486	1,933
Canadian Canola Oil	(2)	01/14/2026	17,768	1,497
Canadian Dollar	(30)	12/16/2025	2,163,000	3,957
Copper	(1)	12/29/2025	121,412	(1,164)
Copper - 90 day settlement(a)	(1)	10/06/2025	255,864	(14,486)
Copper - 90 day settlement(a)	(1)	10/22/2025	256,230	(10,423)
Copper - 90 day settlement(a)	(1)	11/17/2025	256,446	(13,776)
Copper - 90 day settlement(a)	(1)	11/18/2025	256,388	(64)
Copper - 90 day settlement(a)	(1)	11/19/2025	256,426	(11,517)
Copper - 90 day settlement(a)	(2)	12/12/2025	513,546	(6,294)
Copper - 90 day settlement(a)	(1)	12/16/2025	256,661	(8,166)
Copper - 90 day settlement(a)	(1)	12/18/2025	256,638	(194)
Copper - 90 day settlement(a)	(1)	12/22/2025	256,638	(212)
Corn No. 2 Yellow	(20)	12/12/2025	415,500	3,503
Corn No. 2 Yellow	(6)	03/13/2026	129,600	1,649
Corn No. 2 Yellow	(6)	05/14/2026	132,525	3,611
Cotton No.2	(21)	12/08/2025	690,585	7,370
Crude Palm Oil	(1)	11/14/2025	25,686	283
Crude Palm Oil	(1)	02/13/2026	26,031	461
Crude Soybean Oil	(1)	01/14/2026	29,904	2,056
Crude Soybean Oil	(1)	03/13/2026	30,150	1,150
Dollar Index	(1)	12/15/2025	97,451	(101)
Euro	(91)	12/15/2025	13,413,400	39,649
Euro BUXL 30 Year Bonds	(7)	12/08/2025	940,839	(14,137)
Euro-BOBL	(8)	12/08/2025	1,106,522	(1,060)
Euro-BTP Italian Government Bonds	(1)	12/08/2025	140,699	(1,423)
Euro-Bund	(3)	12/08/2025	452,844	(694)
Euro-Schatz	(41)	12/08/2025	5,149,610	(193)
French Government Bonds	(6)	12/08/2025	854,828	(6,157)
FTSE 100 Index	(2)	12/19/2025	253,043	(2,332)
Hard Red Winter Wheat	(1)	12/12/2025	24,887	423
Hard Red Winter Wheat	(2)	03/13/2026	51,875	2,908
ICE 3 Month SONIA Rate	(10)	12/15/2026	3,240,535	(51)
ICE 3 Month SONIA Rate	(4)	06/15/2027	1,296,214	(185)
ICE 3 Month SONIA Rate	(6)	06/20/2028	1,941,799	(337)
Japanese 10 Year Government Bonds	(4)	12/15/2025	3,672,854	25,288
Japanese Yen	(38)	12/15/2025	3,236,650	4,690
Lead - 90 day settlement(a)	(2)	10/01/2025	97,331	5,521
Lead - 90 day settlement(a)	(1)	10/06/2025	48,731	2,602
Lead - 90 day settlement(a)	(1)	10/07/2025	48,744	2,289
Lead - 90 day settlement(a)	(1)	10/10/2025	48,809	1,261
Lead - 90 day settlement(a)	(1)	10/15/2025	48,822	1,073
Lead - 90 day settlement(a)	(4)	11/18/2025	197,119	(383)
Lead - 90 day settlement(a)	(1)	12/08/2025	49,436	379
Lead - 90 day settlement(a)	(1)	12/11/2025	49,512	360
Lead - 90 day settlement(a)	(1)	12/12/2025	49,531	540
Lead - 90 day settlement(a)	(1)	12/18/2025	49,557	364
Lead - 90 day settlement(a)	(1)	12/22/2025	49,603	257
London Cocoa	(2)	03/16/2026	127,658	11,349
Long Gilt	(10)	12/29/2025	1,221,707	(4,213)
Mexican Peso	(2)	12/15/2025	54,120	(964)
Milling Wheat No. 2	(10)	12/10/2025	109,334	1,732
Milling Wheat No. 2	(5)	03/10/2026	56,501	3,823
Milling Wheat No. 2	(1)	05/11/2026	11,608	542
Mini Dollar Futur Nov25	(40)	10/31/2025	402,993	(584)
Natural Gas	(2)	10/28/2025	16,515	(304)
Natural Gas	(14)	10/29/2025	462,420	(15,952)
Natural Gas	(2)	12/29/2025	83,540	996
Natural Gas	(1)	09/28/2026	39,290	(302)
New Zealand Dollar	(26)	12/15/2025	1,511,770	6,446
Nickel - 90 day settlement(a)	(1)	10/07/2025	90,429	912
Nickel - 90 day settlement(a)	(1)	10/08/2025	90,445	1,200
Nickel - 90 day settlement(a)	(1)	10/22/2025	90,595	2,757
Nickel - 90 day settlement(a)	(1)	11/11/2025	90,858	1,539
Nickel - 90 day settlement(a)	(2)	11/12/2025	181,734	1,180
Nickel - 90 day settlement(a)	(1)	11/24/2025	90,984	(338)
Nickel - 90 day settlement(a)	(1)	11/27/2025	91,038	1,747
Nickel - 90 day settlement(a)	(1)	12/04/2025	91,141	804
Nickel - 90 day settlement(a)	(3)	12/11/2025	273,709	(1,281)
Nickel - 90 day settlement(a)	(1)	12/15/2025	91,263	382
Nickel - 90 day settlement(a)	(1)	12/16/2025	91,263	(343)
Nickel - 90 day settlement(a)	(2)	12/17/2025	182,555	1,545
Nickel - 90 day settlement(a)	(2)	12/22/2025	182,670	785
Nickel - 90 day settlement(a)	(1)	12/23/2025	91,401	(56)
NY Harbor ULSD	(1)	01/30/2026	95,315	1,977
Red Spring Wheat	(2)	12/12/2025	56,275	3,307
Robusta Coffee	(1)	11/24/2025	42,000	(1)
Rough Rice	(2)	11/14/2025	44,660	2,255
S&P 500 Index	(1)	12/19/2025	336,937	(4,655)
Soybean Meal	(29)	12/12/2025	792,570	28,021
Soybean Meal	(5)	01/14/2026	138,950	5,108
Soybeans	(13)	11/14/2025	651,137	8,239
Soybeans	(1)	01/14/2026	51,013	1,373
Soybeans	(2)	03/13/2026	103,575	2,933
Sugar #11	(24)	02/27/2026	446,208	(4,393)
Sugar #11	(3)	04/30/2026	54,230	(578)
Sugar #11	(1)	06/30/2026	17,898	535
Sugar #11	(2)	09/30/2026	36,243	(363)
Tin - 90 day settlement(a)	(1)	10/03/2025	177,293	(9,723)
Tin - 90 day settlement(a)	(2)	10/22/2025	354,650	(21,167)
Tin - 90 day settlement(a)	(2)	11/10/2025	355,110	(17,170)
U.S. Treasury 10 Year Notes	(13)	12/19/2025	1,462,500	(5,983)
U.S. Treasury Ultra Bonds	(1)	12/19/2025	120,062	1,780
US Cocoa	(2)	12/15/2025	134,980	9,536
US Dollar/Swedish Krona Cross Currency Rate	(1)	12/15/2025	99,457	(586)
Wheat	(20)	12/12/2025	508,000	17,751
Wheat	(3)	05/14/2026	80,925	3,256
White Maize	(2)	12/22/2025	42,444	11,788
Yellow Maize	(1)	12/22/2025	20,220	4,380
Zinc - 90 day settlement(a)	(1)	10/01/2025	75,318	(4,103)
Zinc - 90 day settlement(a)	(1)	10/02/2025	75,399	(5,906)
Zinc - 90 day settlement(a)	(2)	10/08/2025	149,887	(12,909)
Zinc - 90 day settlement(a)	(1)	10/15/2025	74,696	(7,088)
Zinc - 90 day settlement(a)	(2)	10/17/2025	149,242	(9,149)
Zinc - 90 day settlement(a)	(2)	10/22/2025	149,200	(10,621)
Zinc - 90 day settlement(a)	(2)	10/28/2025	149,299	(9,371)
Zinc - 90 day settlement(a)	(1)	10/29/2025	74,658	(5,475)
Zinc - 90 day settlement(a)	(2)	11/04/2025	149,326	(10,167)
Zinc - 90 day settlement(a)	(2)	11/05/2025	149,328	(8,763)
Zinc - 90 day settlement(a)	(1)	11/10/2025	74,597	(4,984)
Zinc - 90 day settlement(a)	(1)	11/12/2025	74,531	(4,930)
Zinc - 90 day settlement(a)	(1)	11/14/2025	74,464	(5,069)
Zinc - 90 day settlement(a)	(2)	11/18/2025	148,786	(5,531)
Zinc - 90 day settlement(a)	(1)	12/03/2025	74,347	(944)
Zinc - 90 day settlement(a)	(1)	12/09/2025	74,316	(1,996)
Zinc - 90 day settlement(a)	(2)	12/10/2025	148,607	(1,964)
Zinc - 90 day settlement(a)	(1)	12/16/2025	74,154	(1,421)
				$(75,696)
Net Unrealized Appreciation (Depreciation)				$628,919

(a)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts.

LoCorr Strategic Allocation Fund
Consolidated Schedule of Forward Currency Contracts
September 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Deutsche Bank	11/14/2025	AUD	1,200,000	CAD	1,092,685	$7,647
Deutsche Bank	11/14/2025	AUD	200,000	JPY	19,392,748	657
Deutsche Bank	11/14/2025	AUD	3,200,000	NZD	3,595,957	30,275
Deutsche Bank	11/14/2025	AUD	900,000	USD	595,100	800
Deutsche Bank	10/02/2025	BRL	545,037	USD	100,000	2,357
Deutsche Bank	11/04/2025	BRL	535,251	USD	100,000	(324)
Deutsche Bank	11/14/2025	CAD	600,000	USD	433,268	(1,184)
Deutsche Bank	11/14/2025	CHF	931,797	EUR	1,000,000	(280)
Deutsche Bank	11/14/2025	CHF	266,499	GBP	250,000	344
Deutsche Bank	11/14/2025	CHF	375,000	USD	475,198	(1,519)
Deutsche Bank	10/14/2025	CLP	95,289,830	USD	100,000	(880)
Deutsche Bank	11/14/2025	CNH	10,635,053	USD	1,500,000	(3,123)
Deutsche Bank	11/14/2025	EUR	375,000	AUD	669,903	(2,074)
Deutsche Bank	11/14/2025	EUR	375,000	CAD	609,962	2,220
Deutsche Bank	11/14/2025	EUR	1,100,000	GBP	961,570	1,564
Deutsche Bank	11/14/2025	EUR	800,000	JPY	138,926,984	(2,132)
Deutsche Bank	11/14/2025	EUR	125,000	NOK	1,467,062	120
Deutsche Bank	11/14/2025	EUR	875,000	USD	1,033,374	(3,259)
Deutsche Bank	11/14/2025	GBP	250,000	AUD	510,923	(2,005)
Deutsche Bank	11/14/2025	GBP	262,677	EUR	300,000	153
Deutsche Bank	11/14/2025	GBP	625,000	JPY	124,239,961	(3,453)
Deutsche Bank	11/14/2025	GBP	500,000	USD	675,293	(2,728)
Deutsche Bank	11/14/2025	HUF	232,305,794	USD	700,000	(2,691)
Deutsche Bank	11/14/2025	ILS	333,811	USD	100,000	787
Deutsche Bank	10/03/2025	INR	26,467,530	USD	300,000	(1,962)
Deutsche Bank	10/06/2025	INR	17,654,891	USD	200,000	(1,235)
Deutsche Bank	10/08/2025	INR	8,879,995	USD	100,000	(38)
Deutsche Bank	10/10/2025	INR	17,759,991	USD	200,000	(97)
Deutsche Bank	10/14/2025	INR	8,884,055	USD	100,000	(24)
Deutsche Bank	10/20/2025	INR	8,793,800	USD	100,000	(1,072)
Deutsche Bank	11/14/2025	JPY	58,323,564	AUD	600,000	(982)
Deutsche Bank	11/14/2025	JPY	52,180,818	EUR	300,000	1,365
Deutsche Bank	11/14/2025	JPY	34,617,100	NZD	400,000	2,895
Deutsche Bank	11/14/2025	JPY	12,500,000	USD	85,020	(88)
Deutsche Bank	10/10/2025	KRW	417,917,290	USD	300,000	(1,990)
Deutsche Bank	10/14/2025	KRW	278,443,526	USD	200,000	(1,405)
Deutsche Bank	11/14/2025	MXN	11,000,000	USD	594,982	2,695
Deutsche Bank	11/14/2025	NOK	1,463,328	EUR	125,000	(494)
Deutsche Bank	11/14/2025	NOK	5,937,727	USD	600,000	(4,879)
Deutsche Bank	11/14/2025	PLN	427,813	EUR	100,000	(101)
Deutsche Bank	11/14/2025	PLN	2,173,426	USD	600,000	(2,421)
Deutsche Bank	11/14/2025	SEK	4,137,597	EUR	375,000	(685)
Deutsche Bank	11/14/2025	SEK	3,778,589	NOK	4,000,000	1,638
Deutsche Bank	11/14/2025	SEK	4,672,186	USD	500,000	(2,256)
Deutsche Bank	11/14/2025	SGD	1,278,259	USD	1,000,000	(5,505)
Deutsche Bank	11/14/2025	TRY	8,614,553	USD	199,010	506
Deutsche Bank	10/02/2025	USD	100,000	BRL	531,087	263
Deutsche Bank	11/14/2025	USD	434,290	CAD	600,000	2,206
Deutsche Bank	10/14/2025	USD	100,000	CLP	96,613,170	(497)
Deutsche Bank	10/27/2025	USD	100,000	CLP	95,290,700	873
Deutsche Bank	10/09/2025	USD	100,000	CNH	712,949	(88)
Deutsche Bank	11/14/2025	USD	168,735	GBP	125,000	594
Deutsche Bank	10/03/2025	USD	301,657	INR	26,467,530	3,619
Deutsche Bank	10/06/2025	USD	200,000	INR	17,615,000	1,684
Deutsche Bank	10/08/2025	USD	100,000	INR	8,826,315	642
Deutsche Bank	10/10/2025	USD	200,000	INR	17,618,520	1,689
Deutsche Bank	10/14/2025	USD	100,000	INR	8,828,187	653
Deutsche Bank	10/15/2025	USD	100,000	INR	8,845,241	467
Deutsche Bank	10/16/2025	USD	100,000	INR	8,840,018	531
Deutsche Bank	10/20/2025	USD	100,000	INR	8,824,260	729
Deutsche Bank	10/23/2025	USD	400,000	INR	35,324,870	2,668
Deutsche Bank	10/24/2025	USD	200,000	INR	17,673,540	1,220
Deutsche Bank	10/27/2025	USD	100,000	INR	8,889,850	29
Deutsche Bank	10/31/2025	USD	200,000	INR	17,781,620	81
Deutsche Bank	11/03/2025	USD	100,000	INR	8,894,460	17
Deutsche Bank	11/14/2025	USD	83,799	JPY	12,500,000	(1,133)
Deutsche Bank	10/10/2025	USD	300,000	KRW	416,812,074	2,778
Deutsche Bank	10/14/2025	USD	200,000	KRW	276,891,602	2,512
Deutsche Bank	10/23/2025	USD	300,000	KRW	417,642,000	1,985
Deutsche Bank	10/27/2025	USD	200,000	KRW	278,268,000	1,396
Deutsche Bank	11/14/2025	USD	135,204	MXN	2,500,000	(631)
Deutsche Bank	11/14/2025	USD	466,596	NZD	800,000	1,968
Deutsche Bank	11/14/2025	USD	599,010	TRY	26,006,956	(3,320)
Deutsche Bank	11/14/2025	ZAR	3,458,249	USD	200,000	(405)
Net Unrealized Appreciation (Depreciation)						$27,667

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
ILS - Israeli New Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish Lira
USD - United States Dollar
ZAR - South African Rand

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

LoCorr Strategic Allocation Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$22,354,837	$–	$–	$22,354,837
REITs - Common	380,290	–	–	380,290
Total Investments	$22,735,127	$–	$–	$22,735,127

Other Financial Instruments:
Futures Contracts*	$1,115,891	$–	$–	$1,115,891
Forward Currency Contracts*	–	84,627	–	84,627
Total Other Financial Instruments	$1,115,891	$84,627	$–	$1,200,518

Liabilities:
Other Financial Instruments:
Futures Contracts*	$(486,972)	$–	$–	$(486,972)
Forward Currency Contracts*	–	(56,960)	–	(56,960)
Total Other Financial Instruments	$(486,972)	$(56,960)	$–	$(543,932)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of September 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.